Related Party Transactions (Details Narrative)	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2025 USD ($) shares	Mar. 31, 2026 USD ($)	Mar. 31, 2025 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Mar. 12, 2026 $ / shares	Feb. 27, 2026 USD ($)	Dec. 31, 2025 $ / shares	Sep. 30, 2025 USD ($)	Jan. 12, 2025 USD ($)	Dec. 31, 2023 USD ($)	Nov. 02, 2021 USD ($)	Oct. 31, 2021
Related Party Transaction [Line Items]
Stock-based compensation		$ 489,467	$ 591,462	$ 2,685,964	$ 1,301,213
Other Liabilities, Current	$ 1,916,770	1,423,902		1,916,770	1,488,866
Repayments of Related Party Debt		350,000		396,000
Payments of notes payable		142,868
Accrued liabilities	1,939,322	1,852,453		1,939,322	3,102,490
Total Notes payable	$ 10,784,756	10,529,806		$ 10,784,756	$ 10,584,037						$ 8,884,513
Number of common shares | shares				68,758,339	35,751,969
Conversion price | $ / shares						$ 0.38
Principal balance							$ 7,000,000
Principal balance					$ 472,000
Accrued interest					206,904
Annual interest	10.00%			10.00%
Contingent consideration, current	$ 340,000	105,000		$ 340,000	500,000				$ 500,000
Totaling	160,000			160,000
Note Payable [Member]
Related Party Transaction [Line Items]
Payments of notes payable				396,000
Accrued liabilities	245,050			245,050
Total Notes payable	994,680			994,680
Principal balance	350,000			$ 350,000
Annual interest rate				0.00%
Cash received	749,630			$ 749,630
Micah Andreson [Member]
Related Party Transaction [Line Items]
Accrued liabilities	337,400			337,400
Total Notes payable	$ 644,679.93			644,679.93
Number of common shares | shares	5,498,469
Conversion price | $ / shares								$ 0.25
Micah Anderson [Member]
Related Party Transaction [Line Items]
Total Notes payable	$ 644,679.93			644,679.93
Conversion price | $ / shares								$ 0.25
Accrued liabilities	$ 337,400			337,400
Conversion of shares | shares	5,498,469
Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Percentage of membership interest acquired													100.00%
Related Party [Member]
Related Party Transaction [Line Items]
Repayments of Related Party Debt		492,868		396,000
Accrued expenses	$ 396,000	0		396,000
Related party balance		275,000		390,000
Total Notes payable	445,000			445,000	$ 400,000
Interest rate					25.00%
Accrued interest					$ 72,000					$ 644,680
Interest rate					25.00%
Related Party [Member] | Anderson Development SB, LLC. [Member]
Related Party Transaction [Line Items]
Percentage of membership interest acquired												100.00%
Related Party [Member] | Anderson Development SB, LLC. [Member] | Minimum [Member]
Related Party Transaction [Line Items]
Contingent consideration												$ 1,440,000
Related Party [Member] | Anderson Development SB, LLC. [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Contingent consideration												$ 2,400,000
Contingent consideration, current	2,400,000			2,400,000	$ 500,000
Nonrelated Party [Member]
Related Party Transaction [Line Items]
Total Notes payable	994,660			994,660
Principal balance	$ 350,000			$ 350,000
Interest rate	0.00%			0.00%
cash receivable	$ 749,630			$ 749,630
Accrued liabilities and other related party payables	$ 245,050			245,050
Payments against these notes				396,000
Related Party One [Member]
Related Party Transaction [Line Items]
Borrowed value					200,000
Related Party Two [Member]
Related Party Transaction [Line Items]
Borrowed value					39,000
Key Management Compensation [Member]
Related Party Transaction [Line Items]
Stock-based compensation		$ 440,000	$ 470,000	$ 2,762,000	$ 1,301,213